United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	115 East 57th Street, 11th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 6, 2009

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$89,877,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      633    15665 SH       Sole                    14415              1250
AllianceBernstein Holdings LP  COM              01881g106      350    23750 SH       Sole                    17100              6650
Alpine Total Dynamic Fd        COM              021060108       72    12500 SH       Sole                    12500
American Express               COM              025816109      213    15600 SH       Sole                    15000               600
BHP Billiton Ltd               COM              088606108      669    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1186    29570 SH       Sole                    29570
Berkshire Hathaway Inc. Cl B   COM              084670207     1940      688 SH       Sole                      626                62
Bristol-Myers Squibb           COM              110122108      693    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     2221   161147 SH       Sole                   145585             15562
Brookfield Infrastru Prtnrs LP COM              g16252102     1187    89877 SH       Sole                    84066              5811
Burlington Northern Santa Fe   COM              12189t104      647    10750 SH       Sole                     9600              1150
CME Group Inc Cl A             COM              167760107      246     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      485    17636 SH       Sole                    17052               584
CapitalSource Inc.             COM              14055X102       95    77958 SH       Sole                    69758              8200
Charles Schwab                 COM              808513105     7063   455662 SH       Sole                   319232            136430
Chevron Corp.                  COM              166751107     1842    27400 SH       Sole                    21400              6000
CitiGroup Inc.                 COM              172967101      339   133921 SH       Sole                   104206             29715
Coca Cola Co.                  COM              191216100      754    17150 SH       Sole                    14150              3000
Colgate-Palmolive              COM              194162103      308     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1087    84472 SH       Sole                    75947              8525
Comcast Corp. Cl A             COM              20030N101      229    16781 SH       Sole                    11536              5245
ConocoPhillips                 COM              20825C104     1260    32187 SH       Sole                    32187
Copano Energy, LLC             COM              217202100      771    57891 SH       Sole                    54241              3650
Crystal River Capital          COM              229393301      132   107325 SH       Sole                    91775             15550
Deere & Co.                    COM              244199105      394    12000 SH       Sole                    12000
Duke Energy Corp.              COM              26441c105      223    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505       84    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      372    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      349     8600 SH       Sole                     7900               700
Enbridge Energy Management LLC COM              29250x103     1483    51195 SH       Sole                    46873              4322
Enstar Group LTD               COM              G3075P101      262     4650 SH       Sole                     4350               300
Ethan Allen Interiors          COM              297602104      118    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      101    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     4443    65238 SH       Sole                    61463              3775
FPL Group Inc.                 COM              302571104      719    14182 SH       Sole                    14182
First Nat'l of Nebraska, Inc.  COM              335720108     2185      950 SH       Sole                      750               200
Forest City Ent. CL A          COM              345550107       37    10150 SH       Sole                     8600              1550
General Electric               COM              369604103     1883   186236 SH       Sole                   171111             15125
HSBC Holdings PLC              COM              404280406      655    23200 SH       Sole                    23200
Hess Corp.                     COM              42809h107      850    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      501    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      276     7175 SH       Sole                     5650              1525
Icici Bank LTD                 COM              45104G104      386    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      287     2958 SH       Sole                     2958
Johnson & Johnson              COM              478160104     9749   185335 SH       Sole                   180335              5000
Kinder Morgan Energy Partners  COM              494550106      467    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     1843   123743 SH       Sole                   113893              9850
Level 3 Communications         COM              52729N100       10    10500 SH       Sole                    10500
Liberty Global Cl A            COM              530555101      432    29658 SH       Sole                    26526              3132
Liberty Global Ser C           COM              530555309      736    52109 SH       Sole                    45127              6982
Liberty Media Ent A            COM              53071M500      651    32644 SH       Sole                    26196              6448
Liberty Media Hldg             COM              53071m104       90    30875 SH       Sole                    24742              6133
Magellan Midstream Holdings LP COM              55907r108      575    32850 SH       Sole                    25250              7600
Magellan Midstream Ptnrs LP    COM              559080106     1809    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      134    12000 SH       Sole                                      12000
Markwest Energy Ptnr LP        COM              570759100      486    41970 SH       Sole                    34920              7050
Marriott Intl. Inc.            COM              571903202      491    30000 SH       Sole                    30000
Martin Marietta Mtrl           COM              573284106      527     6650 SH       Sole                     5875               775
McDonald's Corp.               COM              580135101      205     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     3825   143000 SH       Sole                   142000              1000
Microsoft Corp.                COM              594918104      501    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      748     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      570    44000 SH       Sole                    39850              4150
Nacco Inds Inc. CL A           COM              652957910      296    10885 SH       Sole                     9825              1060
National Aust Bank             COM              632525408      321    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104      803   121286 SH       Sole                   109836             11450
Nokia Corp. Spon ADR           COM              654902209      120    10325 SH       Sole                    10000               325
Nuveen Govt Income Fund        COM              67090N109      161    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     1695    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103     1078    79125 SH       Sole                    70325              8800
Philip Morris Intl Inc         COM              718172109      349     9800 SH       Sole                     9800
Procter & Gamble Co            COM              742718109      217     4600 SH       Sole                      700              3900
Rayonier Inc                   COM              754907103     2146    71017 SH       Sole                    68767              2250
Royal Dutch Shell              COM              780259206      873    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      242    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      365    25800 SH       Sole                    25800
St. Joe Co                     COM              790148100      855    51100 SH       Sole                    46650              4450
Texas Instruments              COM              882508104      792    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      604    21379 SH       Sole                     6644             14735
Time Warner Inc.               COM              887315109      110    13021 SH       Sole                    12671               350
Toronto-Dominion Bank          COM              891160509      215     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      270     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405      469    61650 SH       Sole                    52425              9225
U.S. Bancorp                   COM              902973304     1148    78545 SH       Sole                    78545
VistaPrint Limited             COM              G93762204     5870   213539 SH       Sole                   183784             29755
W.P. Carey & Co LLC            COM              92930Y107     2068    93175 SH       Sole                    87500              5675
Wal-Mart Stores                COM              931142103      464     8900 SH       Sole                     8900
Walt Disney Co.                COM              254687106      663    36529 SH       Sole                    31729              4800
Waste Management               COM              94106L109      345    13475 SH       Sole                    12475              1000
Wells Fargo & Co.              COM              949746101     1339    94000 SH       Sole                    78000             16000
Westpac Banking Corp (ADR)     COM              961214301      300     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      302     1757 SH       Sole                     1617               140
Wyeth                          COM              026609107      930    21600 SH       Sole                    21600
Fidelity Asset Manager 50%     MUT              316069103      118 11194.4340 SH     Sole               11194.4340
Longleaf Partners Internationa MUT              543069405      180 19159.6660 SH     Sole               14910.0520         4249.6140
Putnam Health Sciences Trust   MUT              746778109      221 6084.1410 SH      Sole                                  6084.1410
Vanguard U.S. Value Fund       MUT              922020201       71 10622.9470 SH     Sole                                 10622.9470
REPORT SUMMARY		     97 DATA RECORDS	            89877      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED